CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE (LOSS) INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended																		9 Months Ended				12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 339.4		$ 391.3		$ 347.0		$ 357.1		$ 330.7		$ 359.8		$ 337.2		$ 351.2		$ 333.2		$ 1,021.4		$ 1,034.8		$ 1,426.1		$ 1,381.4		$ 1,321.4
Cost of sales	123.8				127.0														365.5		367.1		506.5		492.6		455.3
Gross profit	215.6		251.9		220.0		232.7		215.0		225.5		214.1		229.3		219.9		655.9		667.7		919.6		888.8		866.1
Selling, general and administrative expenses	174.4				174.7														500.0		524.4		690.9		678.1		659.3
Restructuring charges and other, net	(1.5)				21.0														1.8		21.0		20.7		0		(0.3)
Operating income	42.7				24.3														154.1		122.3		208.0		210.7		207.1
Other expenses, net:
Interest expense	17.8				21.4														55.5		64.1		85.3		91.1		96.7
Amortization of debt issuance costs	0.8				0.9														2.2		2.6		3.4		3.7		4.5
Loss on early extinguishment of debt	0.2				0														28.1		0		0		11.2		9.7
Foreign currency losses (gains), net	0.4				(0.1)														2.9		2.0		2.7		4.4		6.3
Miscellaneous, net	0.5				0.1														0.5		0.4		1.0		1.5		1.2
Other (income) expenses, net	19.7				22.3														89.2		69.1		92.4		111.9		118.4
Income from continuing operations before income taxes	23.0				2.0														64.9		53.2		115.6		98.8		88.7
Provision for (benefit from) income taxes	13.0				12.0														32.4		33.1		44.8		35.4		(235.3)
Income (loss) from continuing operations, net of taxes	10.0		50.7	[1],[2]	(10.0)	[1],[2]	20.1	[1],[2]	10.0	[1],[2]	38.9	[3]	5.3	[3]	7.2	[3]	12.0	[3]	32.5		20.1		70.8		63.4		324.0
Income from discontinued operations, net of taxes	0		0		0		0.4		0						0.6				0.3		0.4		0.4		0.6		0.3
Net income	10.0		50.7	[1],[2]	(10.0)	[1],[2]	20.5	[1],[2]	10.0	[1],[2]	38.9	[3]	5.3	[3]	7.8	[3]	12.0	[3]	32.8		20.5		71.2		64.0		324.3
Other comprehensive (loss) income:
Currency translation adjustment, net of tax	1.1	[4]			(1.9)	[4]													(3.6)	[4]	0.3	[4]	(1.5)	[5]	(8.3)	[5]	7.4	[5]
Amortization of pension related costs, net of tax	2.0	[6],[7]			1.8	[6],[7]													5.8	[6],[7]	7.5	[6],[7]	9.4	[10],[8],[9]	3.6	[8],[9]	5.4	[8],[9]
Pension re-measurement, net of tax																							(15.4)	[11]	(45.9)	[11]	(8.4)	[11]
Pension curtailment gain																							0.2	[12]	0		1.5	[13]
Revaluation of derivative financial instruments																							0		0		1.7	[14]
Other comprehensive (loss) income	3.1				(0.1)														2.2	[15]	7.8		(7.3)	[16]	(50.6)	[16]	7.6	[16]
Total comprehensive income	$ 13.1				$ (10.1)														$ 35.0		$ 28.3		$ 63.9		$ 13.4		$ 331.9

[1]	Loss from continuing operations and net loss for the third quarter of 2012 were unfavorably impacted by $24.1 million in restructuring and related charges recorded as a result of the September 2012 Program (See Note 3, "Restructuring Charges").
[2]	Income from continuing operations and net income for the fourth quarter of 2012 were favorably impacted by an increase in net income driven by a non-cash benefit of $15.8 million related to the reduction of the Company's deferred tax valuation allowance on its net deferred tax assets for certain jurisdictions in the U.S. at December 31, 2012, as a result of the Company's improved earnings trends and cumulative taxable income in those jurisdictions, which is reflected in the provision for income taxes (See Note 13, "Income Taxes").
[3]	Income from continuing operations and net income for the fourth quarter of 2011 were favorably impacted by an increase in net income driven by a non-cash benefit of $16.9 million related to the reduction of the Company's deferred tax valuation allowance on its net deferred tax assets for certain jurisdictions outside the U.S. at December 31, 2011 as a result of the Company's improved earnings trends and cumulative taxable income in those jurisdictions. (See Note 13, "Income Taxes").
[4]	Net of tax expense (benefit) of $0.9 million and $(0.7) million for the three months ended September 30, 2013 and 2012, respectively, and $3.2 million and $0.7 million for the nine months ended September 30, 2013 and 2012, respectively.
[5]	Net of tax of $1.0 million, $1.8 million and nil for the years ended December 31, 2012, 2011 and 2010, respectively.
[6]	Net of tax benefit of $(0.2) million for the three months ended September 30, 2013 and 2012 and $(0.9) million and $(0.7) million for the nine months ended September 30, 2013 and 2012, respectively.
[7]	This other comprehensive income component is included in the computation of net periodic benefit (income) costs. See Note 2, "Pension and Post-Retirement Benefits," for additional information regarding net periodic benefit (income) costs.
[8]	Net of tax of $(1.0) million, $(2.0) million and nil for the years ended December 31, 2012, 2011 and 2010, respectively.
[9]	Amounts represent the change in Accumulated Other Comprehensive Loss as a result of the amortization of unrecognized prior service costs and actuarial losses (gains) arising during each year related to the Company's pension and other post-retirement plans. (See Note 14, "Savings Plan, Pension and Post-retirement Benefits").
[10]	Included in this amount is a $2.0 million reclassification adjustment recorded in the first quarter of 2012 related to deferred taxes on the amortization of actuarial losses.
[11]	Net of tax of $7.2 million, $30.1 million and nil for the years ended December 31, 2012, 2011 and 2010, respectively.
[12]	As a result of the September 2012 Program, the Company recognized a curtailment gain of $1.7 million, partially offset by $0.1 million of accumulated actuarial losses and $0.1 million of prior service costs previously reported within Accumulated Other Comprehensive Loss, for a net gain of $1.5 million, which was recorded within restructuring charges for the year ended December 31, 2012. (See Note 14, "Savings Plan, Pension and Post-retirement Benefits").
[13]	The Company recognized a $1.5 million curtailment gain in 2010, primarily in connection with the amendments to its Canadian defined benefit pension plan in 2010, which reduced pension liability and was recorded as an offset against the net actuarial losses previously reported within Accumulated Other Comprehensive Loss. (See Note 14, "Savings Plan, Pension and Post-retirement Benefits").
[14]	Amounts related to "Deferred Loss - Hedging" in 2010 represent (1) the reclassification of an unrecognized loss of $0.8 million on the 2008 Interest Rate Swap prior to its expiration in April 2010 from Accumulated Other Comprehensive Loss into earnings due to the discontinuance of hedge accounting as a result of the 2010 refinancing of the 2006 bank term loan facility (see Note 12, "Financial Instruments") and (2) the reversal of amounts recorded in Accumulated Other Comprehensive Loss pertaining to the net settlement payment of $0.9 million on the 2008 Interest Rate Swap.
[15]	See Note 7, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of other comprehensive income during the first nine months of 2013.
[16]	See Note 16, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of accumulated other comprehensive loss during the years ended December 31, 2012, 2011 and 2010.